CONSOLIDATED STATEMENTS OF CHANGES IN EQUITY - JPY (¥) ¥ in Millions	Total	Common Stock	Additional Paid-in Capital	Retained Earnings	Accumulated Other Comprehensive Income (Loss)	Treasury Stock	Total ORIX Corporation Shareholders' Equity	Noncontrolling Interests
Balance at Mar. 31, 2014	¥ 2,096,365	¥ 219,546	¥ 255,449	¥ 1,468,172	¥ 38	¥ (23,859)	¥ 1,919,346	¥ 177,019
Contribution to subsidiaries	26,447						0	26,447
Transaction with noncontrolling interests	(41,144)		(505)		96		(409)	(40,735)
Comprehensive income, net of tax:
Net income	250,287			234,948			234,948	15,339
Other comprehensive income (loss)
Net change of unrealized gains (losses) on investment in securities	9,867				11,679		11,679	(1,812)
Net change of defined benefit pension plans	(14,952)				(13,218)		(13,218)	(1,734)
Net change of foreign currency translation adjustments	27,860				32,284		32,284	(4,424)
Net change of unrealized gains (losses) on derivative instruments	(561)				(506)		(506)	(55)
Total other comprehensive income (loss)	22,214						30,239	(8,025)
Total comprehensive income	272,501						265,187	7,314
Cash dividends	(34,289)			(30,117)			(30,117)	(4,172)
Exercise of stock options	1,014	510	504				1,014	0
Acquisition of treasury stock	(3,423)					(3,423)	(3,423)	0
Disposal of treasury stock	0		(697)	(174)		871	0	0
Adjustment of redeemable noncontrolling interests to redemption value	(220)			(220)			(220)	0
Other, net	820		844	(24)			820	0
Balance at Mar. 31, 2015	2,318,071	220,056	255,595	1,672,585	30,373	(26,411)	2,152,198	165,873
Contribution to subsidiaries	6,801						0	6,801
Transaction with noncontrolling interests	(8,601)		1,918				1,918	(10,519)
Comprehensive income, net of tax:
Net income	270,171			260,169			260,169	10,002
Other comprehensive income (loss)
Net change of unrealized gains (losses) on investment in securities	(3,121)				(3,145)		(3,145)	24
Net change of defined benefit pension plans	(4,123)				(4,436)		(4,436)	313
Net change of foreign currency translation adjustments	(27,876)				(25,197)		(25,197)	(2,679)
Net change of unrealized gains (losses) on derivative instruments	(4,063)				(3,817)		(3,817)	(246)
Total other comprehensive income (loss)	(39,183)						(36,595)	(2,588)
Total comprehensive income	230,988						223,574	7,414
Cash dividends	(83,215)			(76,034)			(76,034)	(7,181)
Exercise of stock options	822	413	409				822	0
Acquisition of treasury stock	(2)					(2)	(2)	0
Disposal of treasury stock	248		(426)	(53)		727	248	0
Adjustment of redeemable noncontrolling interests to redemption value	7,557			7,557			7,557	0
Other, net	150		133	17			150	0
Balance at Mar. 31, 2016	2,472,819	220,469	257,629	1,864,241	(6,222)	(25,686)	2,310,431	162,388
Contribution to subsidiaries	20,811						0	20,811
Transaction with noncontrolling interests	(37,092)		10,516		(5,187)		5,329	(42,421)
Comprehensive income, net of tax:
Net income	280,494			273,239			273,239	7,255
Other comprehensive income (loss)
Net change of unrealized gains (losses) on investment in securities	(14,926)				(14,918)		(14,918)	(8)
Net change of defined benefit pension plans	7,670				7,508		7,508	162
Net change of foreign currency translation adjustments	(5,910)				(2,725)		(2,725)	(3,185)
Net change of unrealized gains (losses) on derivative instruments	326				274		274	52
Total other comprehensive income (loss)	(12,840)						(9,861)	(2,979)
Total comprehensive income	267,654						263,378	4,276
Cash dividends	(66,426)			(61,299)			(61,299)	(5,127)
Exercise of stock options	81	55	26				81	0
Acquisition of treasury stock	(12,128)					(12,128)	(12,128)	0
Disposal of treasury stock	237		(409)			646	237	0
Adjustment of redeemable noncontrolling interests to redemption value	1,293			1,293			1,293	0
Other, net	376		376				376	0
Balance at Mar. 31, 2017	¥ 2,647,625	¥ 220,524	¥ 268,138	¥ 2,077,474	¥ (21,270)	¥ (37,168)	¥ 2,507,698	¥ 139,927